Future Minimum Annual Rentals, Excluding Percentage Rentals Non-cancelable Lease Terms Greater Than One Year (Detail) $ in Thousands	Apr. 28, 2018 USD ($)
Operating Leased Assets [Line Items]
2019	$ 316,329
2020	267,494
2021	200,147
2022	151,424
2023	88,626
After 2023	88,498
Operating Leases, Future Minimum Payments Due, Total	$ 1,112,518